FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Liquidity Risk (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Non-derivative financial liabilities
Trade and other payables	$ (11,525)	$ (12,614)
Liquidity risk
Non-derivative financial liabilities
Bonds	(7,888)	(9,398)
Bonds, contractual cash flow	(10,307)	(12,227)
Loans over 100	(1,998)	(1,968)
Loans over 100, contractual cash flow	(2,345)	(2,405)
Trade and other payables	(11,525)	(12,614)
Trade and other payables, contractual cash flow	(11,530)	(12,619)
Other loans and lease	(2,436)	(2,974)
Other loans and lease, contractual cash flow	(2,692)	(3,257)
Total	(23,847)	(26,954)
Total, contractual cash flow	(26,874)	(30,508)
Derivative financial liabilities
Derivative liabilities, fair value	(304)	(546)
Derivative financial liabilities, contractual cash flow	(304)	(546)
Liquidity risk | Equity contract
Derivative financial liabilities
Derivative liabilities, fair value		(125)
Derivative financial liabilities, contractual cash flow		(125)
Liquidity risk | Foreign exchange contracts
Derivative financial liabilities
Derivative liabilities, fair value	(170)	(90)
Derivative financial liabilities, contractual cash flow	(170)	(90)
Liquidity risk | Other commodities contracts
Derivative financial liabilities
Derivative liabilities, fair value	(134)	(331)
Derivative financial liabilities, contractual cash flow	(134)	(331)
Liquidity risk | 1 year or less
Non-derivative financial liabilities
Bonds, contractual cash flow	(616)	(880)
Loans over 100, contractual cash flow	(769)	(534)
Trade and other payables, contractual cash flow	(11,530)	(12,619)
Other loans and lease, contractual cash flow	(1,448)	(1,886)
Total, contractual cash flow	(14,363)	(15,919)
Derivative financial liabilities
Derivative financial liabilities, contractual cash flow	(208)	(308)
Liquidity risk | 1 year or less | Equity contract
Derivative financial liabilities
Derivative financial liabilities, contractual cash flow		(125)
Liquidity risk | 1 year or less | Foreign exchange contracts
Derivative financial liabilities
Derivative financial liabilities, contractual cash flow	(149)	(49)
Liquidity risk | 1 year or less | Other commodities contracts
Derivative financial liabilities
Derivative financial liabilities, contractual cash flow	(59)	(134)
Liquidity risk | Later than one year and not later than two years
Non-derivative financial liabilities
Bonds, contractual cash flow	(851)	(643)
Loans over 100, contractual cash flow	(190)	(453)
Trade and other payables, contractual cash flow	0	0
Other loans and lease, contractual cash flow	(211)	(297)
Total, contractual cash flow	(1,252)	(1,393)
Derivative financial liabilities
Derivative financial liabilities, contractual cash flow	(41)	(76)
Liquidity risk | Later than one year and not later than two years | Equity contract
Derivative financial liabilities
Derivative financial liabilities, contractual cash flow		0
Liquidity risk | Later than one year and not later than two years | Foreign exchange contracts
Derivative financial liabilities
Derivative financial liabilities, contractual cash flow	(13)	0
Liquidity risk | Later than one year and not later than two years | Other commodities contracts
Derivative financial liabilities
Derivative financial liabilities, contractual cash flow	(28)	(76)
Liquidity risk | Later than two years and not later than five years
Non-derivative financial liabilities
Bonds, contractual cash flow	(5,135)	(5,542)
Loans over 100, contractual cash flow	(998)	(1,014)
Trade and other payables, contractual cash flow	0	0
Other loans and lease, contractual cash flow	(546)	(528)
Total, contractual cash flow	(6,679)	(7,084)
Derivative financial liabilities
Derivative financial liabilities, contractual cash flow	(55)	(103)
Liquidity risk | Later than two years and not later than five years | Equity contract
Derivative financial liabilities
Derivative financial liabilities, contractual cash flow		0
Liquidity risk | Later than two years and not later than five years | Foreign exchange contracts
Derivative financial liabilities
Derivative financial liabilities, contractual cash flow	(8)	0
Liquidity risk | Later than two years and not later than five years | Other commodities contracts
Derivative financial liabilities
Derivative financial liabilities, contractual cash flow	(47)	(103)
Liquidity risk | Greater than 5 years
Non-derivative financial liabilities
Bonds, contractual cash flow	(3,705)	(5,162)
Loans over 100, contractual cash flow	(388)	(404)
Trade and other payables, contractual cash flow	0	0
Other loans and lease, contractual cash flow	(487)	(546)
Total, contractual cash flow	(4,580)	(6,112)
Derivative financial liabilities
Derivative financial liabilities, contractual cash flow	0	(59)
Liquidity risk | Greater than 5 years | Equity contract
Derivative financial liabilities
Derivative financial liabilities, contractual cash flow		0
Liquidity risk | Greater than 5 years | Foreign exchange contracts
Derivative financial liabilities
Derivative financial liabilities, contractual cash flow	0	(41)
Liquidity risk | Greater than 5 years | Other commodities contracts
Derivative financial liabilities
Derivative financial liabilities, contractual cash flow	$ 0	$ (18)